Taxes (Details 2)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 24,240	¥ 175,154	¥ 49,655
Income taxes payable	55,367	400,068	473,565
Other taxes payable	3,987	28,813	79,034
Totals	$ 83,594	¥ 604,035	¥ 602,254